CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net (loss) income	$ (122,206,027)	$ (90,622,558)	$ 8,570,179
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for losses on accounts receivable and other current assets	68,212,239	27,882,120	4,072,406
Impairment of property, plant and equipment	29,976,990	11,809,432	0
Depreciation	8,114,611	11,532,635	10,853,984
Stock-based compensation	6,900,000	0	0
Amortization of intangible assets and land use rights	2,486,809	2,292,518	1,757,655
Change in deferred income tax	1,501,645	306,838	(1,694,374)
Provision for obsolete inventories	887,525	2,235,574	4,627,598
Loss on disposal of property and equipment, net	89,885	2,915,708	578,265
Change in fair value of contingent consideration	0	0	(1,481,756)
Impairment of intangible assets and goodwill	2,008,249	26,901,574	0
Impairment of long-term investment	0	0	1,002,755
Imputed interest on shareholder's loan	0	0	166,667
Changes in operating assets and liabilities
Increase (decrease) in other payables and accrued expenses and other liabilities	4,294,228	(64,095)	1,245,553
Increase (decrease) in amounts due to/from related parties	1,629,891	(1,825,311)	(401,392)
Decrease (increase) in restricted cash	942,495	250,306	(2,772,004)
Decrease (increase) in inventories	773,293	3,579,538	(6,171,310)
Increase (decrease) in advances from customers	740,933	(2,700,713)	(1,329,076)
Decrease (increase) in accounts receivable	510,419	(7,460,031)	(4,538,402)
(Decrease) increase in accounts payable and bills payable	(11,124,374)	7,175,522	7,101,150
(Increase) decrease in advances to suppliers	(2,352,897)	(1,551,504)	3,973,915
Increase in other receivables and prepaid expenses	(4,711,757)	(2,031,433)	(8,944,900)
(Decrease) increase in income tax payable	(51,697)	106,370	(275,586)
Net cash (used in) provided by operating activities	(11,377,540)	(9,267,510)	16,341,327
INVESTING ACTIVITIES
Deposit refunded (for purchase) of land use rights	1,437,368	(47,561)	0
Proceeds from sale of property and equipment	226,369	18,549	0
Capitalized and purchased software development costs	(2,472,624)	(2,159,866)	(1,850,595)
Purchases of property and equipment	(2,041,270)	(778,691)	(16,776,095)
Investment in Zhongtian	(378,144)	0	0
Dividends received from Xiamen Yili Geo Information Technology Co., Ltd.	0	79,268	0
Purchase of land use rights	0	(2,513,648)	0
Investment in Hubei Information Science and Technology	0	(158,600)	0
Net cash used in investing activities	(3,228,301)	(5,560,549)	(18,626,690)
FINANCING ACTIVITIES
Borrowings under short-term loans	107,825,953	99,000,812	87,474,985
Common stock issued for cash	9,000,000	0	0
Capital injection by minority shareholders	2,585,600	283,612	1,157,551
Decrease (increase) in restricted cash in relation to bank borrowings	(619,509)	2,042,836	(1,048,220)
Repayment of short-term loans	(101,276,350)	(89,499,942)	(87,299,684)
Repayment of long-term loans	(147,923)	(35,576)	(1,769,920)
Borrowings under long-term loans	350,534	0	0
Repurchase of common stock	(3,000,000)	(315,577)	(684,046)
Net cash provided (used in) by financing activities	14,718,305	11,476,165	(2,169,334)
Effect of exchange rate changes on cash and cash equivalents	223,130	80,258	307,474
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	335,594	(3,271,636)	(4,147,223)
CASH AND CASH EQUIVALENTS, BEGINNING	10,747,998	14,019,634	18,166,857
CASH AND CASH EQUIVALENTS, ENDING	11,083,592	10,747,998	14,019,634
Income taxes	405,948	493,378	2,708,313
Interest	$ 5,537,477	$ 4,537,517	$ 2,725,058